Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Financial Instruments (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Company’s Level 3 Financial Instruments [Line Items]
Fair value as of beginning balance	$ 2,390	$ 2,234	$ 1,774	$ 1,714	$ 1,714
Fair value as of Ending balance	2,543	2,390	1,838	1,774	2,234	$ 1,714
Issuance of Convertible Notes				16	16	1,600
Accrued stated interest	96	95	49	48	194	92
Change in fair value included in other income and gain loss on change in the fair value of Tasly convertible debt	$ 57	$ 61	$ 15	$ (4)	$ 311	$ 22